BORROWED MONEY (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($)	Apr. 30, 2016 USD ($)
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Federal Home Loan Bank advances	$ 45,153,000		$ 55,170,000
Fixed-rate Advances, With Monthly Interest Payments
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2018	1.06%
2022	1.11%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2018	$ 25,000,000
2022	20,000,000
Federal Home Loan Bank advances	$ 45,000,000
Fixed-rate Advances, With Monthly Principal and Interest Payments
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2021	1.38%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2021	$ 153,000
Federal Home Loan Bank advances	45,153,000
Revolving Credit Facility
Line of Credit Facility [Abstract]
Line of credit facility, current borrowing capacity		$ 25,000,000		$ 15,000,000	$ 25,000,000
Outstanding balance			$ 9,000,000
Secured Debt
Line of Credit Facility [Abstract]
Line of credit facility, current borrowing capacity				$ 10,000,000
Outstanding balance	$ 0
Covenant description, risk-based capital ratio, minimum	10.00%
Covenant description, tangible net worth	$ 85,000,000
Covenant description, non-performing assets to equity, maximum	15.00%
Covenant description, cash flow coverage, minimum	1.25
Restrictive covenants, additional debt maximum	$ 500,000
Prime Rate | Revolving Credit Facility
Line of Credit Facility [Abstract]
Spread on variable rate	0.50%